UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4809
Liberty All Star Equity Fund
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	12/31/04

Date of reporting period:	9/30/04

Schedule of Investments as of September 30, 2004 (Unaudited)

COMMON STOCKS (99.4%)	SHARES	MARKET VALUE

CONSUMER DISCRETIONARY (16.5%)

Auto Components (1.0%)
Johnson Controls, Inc.	139,775	$7,940,618
Visteon Corp.	485,300	3,877,547
		11,818,165
Automobiles (0.9%)
Harley-Davidson, Inc.	87,700	5,212,888
Honda Motor Co. Ltd. (b)	241,650	5,886,594
		11,099,482
Hotels, Restaurants & Leisure (2.9%)
Carnival Corp.	156,150	7,384,333
MGM Mirage (a)	115,000	5,709,750
Starbucks Corp. (a)	196,860	8,949,256
Starwood Hotels & Resorts Worldwide, Inc.	221,200	10,268,104
Wendy’s International, Inc.	100,000	3,360,000
		35,671,443
Household Durables (1.0%)
Newell Rubbermaid, Inc.	167,850	3,363,714
Whirlpool Corp.	146,550	8,806,189
		12,169,903
Internet & Catalog Retail (2.3%)
Amazon.com, Inc. (a)	316,500	12,932,190
eBay, Inc. (a)	163,800	15,059,772
		27,991,962
Leisure Equipment & Products (0.2%)
Brunswick Corp.	66,225	3,030,456

Media (4.5%)
Comcast Corp., Class A (a)	194,000	5,416,480
Interpublic Group of Companies, Inc. (a)	383,000	4,055,970
Liberty Media Corp., Class A (a)	1,204,192	10,500,554
Liberty Media International, Inc., Class A (a)	177,662	5,927,160
Pixar, Inc. (a)	112,800	8,899,920
Time Warner, Inc. (a)	300,000	4,842,000
The Walt Disney Co.	234,000	5,276,700
XM Satellite Radio Holdings, Inc., Class A (a)	327,880	10,170,837
		55,089,621

COMMON STOCKS (99.4%)	SHARES	MARKET VALUE

Multi-Line Retail (1.1%)
J.C. Penney Co., Inc.	168,700	$5,951,736
Kohl’s Corp. (a)	60,100	2,896,219
Wal-Mart Stores, Inc.	104,400	5,554,080
		14,402,035
Specialty Retail (2.6%)
Circuit City Stores, Inc.	81,225	1,245,992
The Gap, Inc.	598,000	11,182,600
The Home Depot, Inc.	143,000	5,605,600
Office Depot, Inc. (a)	238,400	3,583,152
RadioShack Corp.	240,525	6,888,636
TJX Companies, Inc.	130,000	2,865,200
		31,371,180

CONSUMER STAPLES (3.8%)

Food & Staples Retailing (1.0%)
CVS Corp.	169,000	7,119,970
Walgreen Co.	146,000	5,231,180
		12,351,150
Food Products (2.5%)
Archer-Daniels-Midland Co.	121,450	2,062,221
General Mills, Inc.	128,700	5,778,630
Sara Lee Corp.	478,900	10,947,654
Smithfield Foods, Inc. (a)	146,225	3,655,625
Tate & Lyle PLC (b)	280,300	7,831,470
		30,275,600
Tobacco (0.3%)
Altria Group, Inc.	68,950	3,243,408

ENERGY (3.3%)

Energy Equipment & Services (1.4%)
Halliburton Co.	175,000	5,895,750
Schlumberger Ltd.	85,000	5,721,350
Tidewater, Inc.	176,000	5,728,800
		17,345,900

COMMON STOCKS (99.4%)	SHARES	MARKET VALUE

Oil & Gas (1.9%)
BP p.l.c. (b)	158,775	$9,134,326
ConocoPhillips	104,600	8,666,110
Premcor, Inc. (a)	134,650	5,184,025
		22,984,461

FINANCIALS (21.9%)

Capital Markets (3.6%)
The Charles Schwab Corp.	535,265	4,919,085
The Goldman Sachs Group, Inc.	60,000	5,594,400
Merrill Lynch & Co., Inc.	269,000	13,374,680
Morgan Stanley	417,775	20,596,308
		44,484,473
Commercial Banks (2.3%)
Bank of America Corp. (c)	373,860	16,199,354
Bank of New York Co., Inc.	266,000	7,759,220
Comerica, Inc.	66,675	3,957,161
		27,915,735
Diversified Financial Services (3.4%)
CIT Group, Inc.	314,400	11,755,416
Citigroup, Inc.	395,250	17,438,430
J.P. Morgan Chase & Co.	302,625	12,023,291
		41,217,137

Insurance (9.3%)
AFLAC, Inc.	191,300	7,500,873
Allstate Corp.	141,525	6,791,785
American International Group, Inc.	191,450	13,016,685
Aon Corp.	413,175	11,874,649
Genworth Financial, Inc., Class A (a)	176,650	4,115,945
Loews Corp.	226,200	13,232,700
Marsh & McLennan Companies, Inc.	136,700	6,255,392
MBIA, Inc.	109,275	6,360,898
MetLife, Inc.	330,900	12,789,285
The Progressive Corp.	232,105	19,670,899
Torchmark Corp.	97,575	5,189,039
XL Capital Ltd., Class A	95,300	7,051,247
		113,849,397

COMMON STOCKS (99.4%)	SHARES	MARKET VALUE

Real Estate (1.0%)
CB Richard Ellis Group, Inc., Class A (a)	164,275	$3,794,752
Crescent Real Estate Equities Co.	136,975	2,155,987
The St. Joe Co.	99,900	4,772,223
Trizec Properties, Inc.	70,800	1,130,676
		11,853,638
Thrifts & Mortgage Finance (2.3%)
Fannie Mae	151,350	9,595,590
Freddie Mac	205,425	13,401,927
The PMI Group, Inc.	74,350	3,017,123
Radian Group, Inc.	51,525	2,382,001
		28,396,641

HEALTH CARE (15.3%)

Biotechnology (6.2%)
Affymetrix, Inc. (a)	177,000	5,435,670
Amgen, Inc. (a)	268,100	15,195,908
Biogen Idec, Inc. (a)	112,000	6,851,040
Cephalon Inc. (a)	110,000	5,269,000
Genentech, Inc. (a)	410,400	21,513,168
Genzyme Corp. (a)	138,000	7,508,580
Invitrogen Corp. (a)	87,000	4,784,130
MedImmune, Inc. (a)	381,750	9,047,475
		75,604,971
Health Care Equipment & Supplies (2.8%)
Alcon, Inc.	74,000	5,934,800
Baxter International, Inc.	355,575	11,435,292
Fisher Scientific International, Inc. (a)	120,000	6,999,600
Guidant Corp.	146,000	9,641,840
		34,011,532
Health Care Providers & Services (2.2%)
Aetna, Inc.	24,750	2,473,267
AmerisourceBergen Corp.	68,775	3,693,905
CIGNA Corp.	105,175	7,323,335
HCA, Inc.	122,250	4,663,838
McKesson Corp.	178,525	4,579,166
Tenet Healthcare Corp. (a)	410,150	4,425,519
		27,159,030

COMMON STOCKS (99.4%)	SHARES	MARKET VALUE

Pharmaceuticals (4.1%)
Bristol-Myers Squibb Co.	628,500	$14,876,595
Eli Lilly & Co.	90,740	5,448,937
Johnson & Johnson	90,000	5,069,700
Merck & Co., Inc.	169,000	5,577,000
Pfizer, Inc.	250,000	7,650,000
Teva Pharmaceutical Industries Ltd. (b)	165,000	4,281,750
Wyeth	216,000	8,078,400
		50,982,382

INDUSTRIALS (11.3%)

Aerospace & Defense (2.4%)
The Boeing Co.	516,625	26,668,182
Bombardier, Inc., Class B	927,850	2,141,447
		28,809,629
Air Freight & Logistics (1.0%)
FedEx Corp.	71,000	6,083,990
Ryder System, Inc.	136,000	6,397,440
		12,481,430
Airlines (0.3%)
Southwest Airlines Co.	310,000	4,222,200

Commercial Services & Supplies (0.9%)
Apollo Group, Inc., Class A (a)	68,300	5,011,171
Cendant Corp.	275,825	5,957,820
		10,968,991
Electrical Equipment (1.1%)
American Power Conversion Corp.	415,000	7,216,850
Emerson Electric Co.	92,000	5,693,880
		12,910,730
Industrial Conglomerates (2.2%)
General Electric Co.	421,200	14,143,896
Tyco International Ltd.	412,100	12,634,986
		26,778,882
Machinery (1.5%)
Danaher Corp.	110,000	5,640,800
Illinois Tool Works, Inc.	63,000	5,869,710
Navistar International Corp. (a)	194,625	7,238,104
		18,748,614

COMMON STOCKS (99.4%)	SHARES	MARKET VALUE

Road & Rail (1.9%)
CSX Corp.	191,375	$6,353,650
Norfolk Southern Corp.	175,000	5,204,500
Swift Transportation Co., Inc. (a)	103,575	1,742,131
Union Pacific Corp.	127,600	7,477,360
Werner Enterprises, Inc.	158,050	3,051,946
		23,829,587

INFORMATION TECHNOLOGY (21.7%)

Communications Equipment (2.5%)
Cisco Systems, Inc. (a)	647,100	11,712,510
Nokia Oyj (b)	410,000	5,625,200
QUALCOMM, Inc.	354,400	13,835,776
		31,173,486
Computers & Peripherals (4.0%)
Adaptec, Inc. (a)	475,000	3,610,000
Dell, Inc. (a)	268,900	9,572,840
EMC Corp. (a)	547,500	6,318,150
Hewlett-Packard Co.	606,775	11,377,031
Network Appliance, Inc. (a)	627,200	14,425,600
Sun Microsystems, Inc. (a)	931,200	3,762,048
		49,065,669
Electronic Equipment & Instruments (2.9%)
Agilent Technologies, Inc. (a)	341,850	7,373,704
Avnet, Inc. (a)	264,975	4,536,372
Ingram Micro, Inc. (a)	87,475	1,408,347
Sanmina-SCI Corp. (a)	1,089,675	7,682,209
Symbol Technologies, Inc.	620,000	7,836,800
Vishay Intertechnology, Inc. (a)	540,825	6,976,643
		35,814,075
Internet Software & Services (1.4%)
Yahoo! Inc. (a)	498,100	16,890,571

IT Services (0.7%)
BearingPoint, Inc. (a)	419,780	3,752,833
Electronic Data Systems Corp.	215,375	4,176,121
		7,928,954

COMMON STOCKS (99.4%)	SHARES	MARKET VALUE

Semiconductors & Semiconductor Equipment (5.4%)
Analog Devices, Inc.	155,000	$6,010,900
Applied Materials, Inc. (a)	628,990	10,372,045
Intel Corp.	586,000	11,755,160
Maxim Integrated Products, Inc.	259,900	10,991,171
Novellus Systems, Inc. (a)	457,300	12,159,607
ON Semiconductor Corp. (a)	32,150	100,630
Teradyne, Inc. (a)	88,950	1,191,930
Texas Instruments, Inc.	240,000	5,107,200
Xilinx, Inc.	297,900	8,043,300
		65,731,943
Software (4.8%)
Adobe Systems, Inc.	135,000	6,678,450
Computer Associates International, Inc.	515,725	13,563,568
Electronic Arts, Inc. (a)	99,800	4,589,802
Microsoft Corp.	296,800	8,206,520
Oracle Corp. (a)	550,000	6,204,000
Symantec Corp. (a)	279,800	15,355,424
VERITAS Software Corp. (a)	264,000	4,699,200
		59,296,964

MATERIALS (2.6%)

Chemicals (1.2%)
Bayer AG (b)	102,985	2,824,879
Dow Chemical Co.	65,375	2,953,642
IMC Global, Inc. (a)	534,175	9,289,303
		15,067,824
Metals & Mining (0.7%)
Alcan, Inc.	94,575	4,520,685
Freeport-McMoRan Copper & Gold, Inc., Class B	87,486	3,543,183
		8,063,868
Paper & Forest Products (0.7%)
Abitibi Consolidated, Inc.	391,250	2,468,788
Domtar, Inc.	247,675	2,982,007
International Paper Co.	85,240	3,444,548
		8,895,343

COMMON STOCKS (99.4%)	SHARES	MARKET VALUE

TELECOMMUNICATION SERVICES (0.6%)

Wireless Telecommunication Services (0.6%)
AT&T Wireless Services, Inc. (a)	248,275	$3,669,505
Nextel Communications, Inc., Class A (a)	42,775	1,019,756
Telephone and Data Systems, Inc.	36,600	3,080,622
		7,769,883

UTILITIES (2.4%)

Electric Utilities (1.2%)
FirstEnergy Corp.	53,375	2,192,645
PG&E Corp. (a)	146,300	4,447,520
Wisconsin Energy Corp.	234,475	7,479,752
		14,119,917
Multi-Utilities & Unregulated Power (1.2%)
NRG Energy, Inc. (a)	199,200	5,366,448
Reliant Energy, Inc. (a)	776,275	7,242,646
SCANA Corp.	67,725	2,528,852
		15,137,946

TOTAL COMMON STOCKS (COST OF $1,169,628,168)		1,218,026,208

CONVERTIBLE BONDS (0.0%)	INTEREST RATE	MATURITY DATE	PAR VALUE

INDUSTRIALS (0.0%)

Airlines (0.0%)
Delta Air Lines, Inc. (Cost of $1,335,173)	8.00%	06/03/23	$1,808,000	566,248

SHORT-TERM INVESTMENT (2.5%)	PAR VALUE	MARKET VALUE

REPURCHASE AGREEMENT (2.5%)
Repurchase agreement with State Street Bank & Trust Co., dated 09/30/04, due 10/01/04 at 1.58%, collateralized by a U.S. Treasury Bond maturing 02/15/31, market value $30,651,748 (repurchase proceeds $30,036,318) (cost of $30,035,000)	$30,035,000	$30,035,000
TOTAL INVESTMENTS (101.9%) (COST OF $1,200,998,341)		1,248,627,456
OTHER ASSETS & LIABILITIES, NET (-1.9%)		(23,826,078)
NET ASSETS (100.0%)		$1,224,801,378
NET ASSET VALUE PER SHARE (144,148,727 SHARES OUTSTANDING)		$8.50

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.

(b) Represents an American Depositary Receipt.

(c) Investments in affiliates during the nine months ended September 30, 2004:

Security Name: FleetBoston Financial Corp., the parent company of the Investment Advisor prior to April 1, 2004:

Shares as of 12/31/03:	200,000
Shares purchased:	—
Shares converted:	(200,000)
Shares as of 09/30/04:	—
Net realized gain (loss):	—
Dividend income earned:	$50,111
Value at end of period:	—

Security Name: Bank of America Corp. (As a result of the acquisition of FleetBoston Financial Corp. effective April 1, 2004,
Bank of America Corp. became the parent company of the Fund Manager.)

Shares as of 12/31/03:	—
Shares purchased:	161,800	*
Shares sold:	70,750
Shares acquired through acquisition:	79,505
Shares acquired through two for one stock split:	203,305
Shares as of 09/30/04:	373,860
Net realized gain (loss):	355,986
Dividend income earned:	$437,276	**
Value at end of period:	$16,199,354

  *Occurred prior to April 1, 2004.

**Represents activity for the period April 1, 2004 through September 30, 2004.

Gross unrealized appreciation and depreciation of investments at September 30, 2004 is as follows:

Gross unrealized appreciation	$168,704,509
Gross unrealized depreciation	(121,075,394)
Net unrealized appreciation	$47,629,115

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Liberty All-Star Equity Fund

By (Signature and Title)	/s/ William R. Parmentier, Jr.
William R. Parmentier, Jr., President

Date	November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ William R. Parmentier, Jr.
William R. Parmentier, Jr., President

Date	November 22, 2004

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	November 22, 2004